S&P SMALLCAP INDEX FUND

Portfolio of Investments (Unaudited)

5/31/2021

Security Description	Shares	Value
Common Stock (98.93%)

Basic Materials (4.63%)
AdvanSix Inc*	1,999	$63,288
Allegheny Technologies Inc*	8,370	204,981
American Vanguard Corp	1,902	34,978
Arconic Corp*	6,331	228,992
Balchem Corp	2,095	274,445
Carpenter Technology Corp	2,804	134,368
Century Aluminum Co*	3,565	48,520
Clearwater Paper Corp*	1,183	33,751
Domtar Corp*	3,561	193,113
Ferro Corp*	5,477	118,303
GCP Applied Technologies Inc*	3,238	78,942
Glatfelter Corp	3,163	46,686
Hawkins Inc	1,354	46,063
HB Fuller Co	3,369	232,865
Innospec Inc	1,642	166,023
Kaiser Aluminum Corp	1,057	136,765
Koppers Holdings Inc*	1,482	51,381
Kraton Corp*	2,121	72,008
Livent Corp*	9,782	190,847
Mercer International Inc	2,867	42,546
Neenah Inc	1,088	57,588
Quaker Chemical Corp	854	207,138
Rayonier Advanced Materials Inc*	3,576	27,607
Rogers Corp*	1,243	232,876
Schweitzer-Mauduit International Inc	2,067	84,561
Stepan Co	1,381	185,965
Total Basic Materials		3,194,600

Communications (4.00%)
ADTRAN Inc	3,425	67,849
AMC Networks Inc*	1,982	106,394
ATN International Inc	779	36,823
CalAmp Corp*	2,444	33,898
Cincinnati Bell Inc*	3,611	55,609
Cogent Communications Holdings Inc	2,815	212,814
Consolidated Communications Holdings Inc*	5,162	48,316
ePlus Inc*	899	85,018
The EW Scripps Co	3,903	82,783
Extreme Networks Inc*	7,992	91,428
Gannett Co Inc*	9,383	48,135
Harmonic Inc*	6,868	47,870
HealthStream Inc*	1,832	47,962
InterDigital Inc	1,495	120,766
Liquidity Services Inc*	1,928	46,098
Meredith Corp*	2,672	89,993
NETGEAR Inc*	1,998	77,682
Perficient Inc*	2,197	157,283
Plantronics Inc*	2,344	76,883
QuinStreet Inc*	3,238	58,640
Scholastic Corp	1,976	66,552
Shenandoah Telecommunications Co	3,229	161,095
Shutterstock Inc	1,371	124,418
Spok Holdings Inc	1,420	16,571
Stamps.com Inc*	1,161	217,896
TechTarget Inc*	1,557	109,473
Viavi Solutions Inc*	14,793	259,321
Vonage Holdings Corp*	15,519	213,852
Total Communications		2,761,422

Consumer, Cyclical (17.53%)
Abercrombie & Fitch Co*	4,152	177,290
Allegiant Travel Co*	873	193,335
American Axle & Manufacturing Holdings Inc*	7,476	83,731
America's Car-Mart Inc*	397	65,263
Asbury Automotive Group Inc*	1,250	247,863
Barnes & Noble Education Inc*	2,006	16,389
Bed Bath & Beyond Inc*	7,839	219,414
Big Lots Inc	2,184	133,093
BJ's Restaurants Inc*	1,372	75,844
Bloomin' Brands Inc*	5,356	158,270
Boot Barn Holdings Inc*	1,930	147,433
Brinker International Inc*	3,014	185,210
The Buckle Inc	1,891	79,649

Caleres Inc	2,523	63,277
Callaway Golf Co	6,095	225,027
The Cato Corp	1,556	24,056
Cavco Industries Inc*	571	126,345
Century Communities Inc	1,701	138,427
The Cheesecake Factory Inc*	2,449	144,050
Chico's FAS Inc*	8,496	39,506
The Children's Place Inc*	943	87,690
Chuy's Holdings Inc*	1,345	55,750
Conn's Inc*	1,366	31,678
Cooper Tire & Rubber Co	3,262	193,698
Cooper-Standard Holdings Inc*	1,206	35,891
Core-Mark Holding Co Inc	3,031	139,002
Crocs Inc*,(a)	4,232	428,448
Daktronics Inc*	3,035	20,517
Dave & Buster's Entertainment Inc*	3,158	133,520
Designer Brands Inc*	3,952	69,120
Dine Brands Global Inc*	1,098	104,255
Dorman Products Inc*	1,852	189,608
El Pollo Loco Holdings Inc*	1,399	23,587
Ethan Allen Interiors Inc	1,450	41,862
Fiesta Restaurant Group Inc*	1,450	19,706
Fossil Group Inc*	3,328	46,991
GameStop Corp*,#	3,539	785,658
Genesco Inc*	1,020	56,100
Gentherm Inc*	2,195	159,203
G-III Apparel Group Ltd*	2,872	94,891
GMS Inc*	2,817	128,990
Group 1 Automotive Inc	1,100	175,428
Guess? Inc	2,510	73,719
Haverty Furniture Cos Inc	1,111	51,039
Hawaiian Holdings Inc*	3,036	78,329
Hibbett Sports Inc*	1,106	93,745
HNI Corp	2,445	111,541
Installed Building Products Inc	1,478	175,291
Interface Inc	4,184	68,367
iRobot Corp*	1,874	183,090
Kontoor Brands Inc	3,132	200,511
La-Z-Boy Inc	3,092	127,483
LCI Industries	1,627	242,504
LGI Homes Inc*	1,421	256,931
Lumber Liquidators Holdings Inc*	1,940	44,193
M/I Homes Inc*	1,897	133,776
Macy's Inc*	20,082	367,099
The Marcus Corp*	1,646	34,747
MarineMax Inc*	1,536	78,996
MDC Holdings Inc	3,636	210,706
Meritage Homes Corp*	2,469	265,837
Meritor Inc*	4,861	126,386
Methode Electronics Inc	2,510	121,434
Monarch Casino & Resort Inc*	854	60,941
Motorcar Parts of America Inc*	1,357	31,713
Movado Group Inc	1,175	32,583
The ODP Corp*	3,541	154,883
Oxford Industries Inc	1,123	107,527
PC Connection Inc	791	38,593
PetMed Express Inc	1,445	41,761
PriceSmart Inc	1,558	137,571
Red Robin Gourmet Burgers Inc*	926	33,206
Regis Corp*	1,731	15,821
Resideo Technologies Inc*	8,667	259,143
Ruth's Hospitality Group Inc*	1,944	46,928
Sally Beauty Holdings Inc*	7,446	162,397
ScanSource Inc*	1,809	55,229
Shake Shack Inc*	2,372	222,921
Shoe Carnival Inc	640	43,206
Signet Jewelers Ltd*	3,385	205,063
SkyWest Inc*	3,356	164,545
Sleep Number Corp*	1,641	182,955
Sonic Automotive Inc	1,578	76,107
Standard Motor Products Inc	1,301	58,571
Steven Madden Ltd	5,003	207,124
Titan International Inc*	3,341	31,038
Tupperware Brands Corp*	3,285	84,227
Unifi Inc*	1,046	28,796
UniFirst Corp	1,013	224,562
Universal Electronics Inc*	997	49,910
Vera Bradley Inc*	1,892	21,720
Veritiv Corp*	911	55,954
Vista Outdoor Inc*	3,876	168,955
Wabash National Corp	3,495	55,745
Winnebago Industries Inc	2,254	166,706
Wolverine World Wide Inc	5,476	199,655

Zumiez Inc*	1,394	61,085
Total Consumer, Cyclical		12,097,930

Consumer, Non-Cyclical (17.11%)
The Aaron's Co Inc	2,245	80,753
ABM Industries Inc	4,338	216,423
Addus HomeCare Corp*	991	95,304
Alarm.com Holdings Inc*	2,918	238,926
American Public Education Inc*	1,102	30,856
AMN Healthcare Services Inc*	3,051	270,624
Amphastar Pharmaceuticals Inc*	2,454	46,430
The Andersons Inc	2,041	63,434
AngioDynamics Inc*	2,694	62,285
ANI Pharmaceuticals Inc*	753	25,866
Anika Therapeutics Inc*	1,022	47,676
Arlo Technologies Inc*	5,260	35,295
Avanos Medical Inc*	2,327	93,313
B&G Foods Inc#	4,291	131,305
Calavo Growers Inc	1,095	77,964
Cal-Maine Foods Inc	2,229	77,814
Cara Therapeutics Inc*	1,387	18,849
Cardiovascular Systems Inc*	2,591	101,541
Cardtronics PLC*	2,368	92,186
Celsius Holdings Inc*	1,764	115,613
Central Garden & Pet Co*	702	38,561
Central Garden & Pet Co - Class A*	2,610	131,675
The Chefs' Warehouse Inc*	1,825	56,137
Coca-Cola Consolidated Inc	308	124,715
Coherus Biosciences Inc*	4,320	56,851
Collegium Pharmaceutical Inc*	1,483	35,429
Community Health Systems Inc*	7,521	107,325
CONMED Corp	1,871	257,618
Corcept Therapeutics Inc*	6,992	151,027
CoreCivic Inc*	5,135	40,207
CorVel Corp*	641	79,869
Covetrus Inc*	6,600	183,084
Cross Country Healthcare Inc*	2,325	36,386
CryoLife Inc*	2,686	77,384
Cutera Inc*	1,019	39,109
Cytokinetics Inc*,#	4,349	94,939
Deluxe Corp	2,788	127,021
Eagle Pharmaceuticals Inc*	724	28,685
Edgewell Personal Care Co	2,633	119,486
elf Beauty Inc*	2,547	71,316
Enanta Pharmaceuticals Inc*	1,144	55,667
Endo International PLC*	14,456	84,857
The Ensign Group Inc	3,398	282,714
EVERTEC Inc	4,010	174,555
Forrester Research Inc*	760	32,612
Fresh Del Monte Produce Inc	1,961	65,635
Fulgent Genetics Inc*,#	811	60,071
Glaukos Corp*	2,792	205,435
Green Dot Corp*	3,393	137,722
Hanger Inc*	2,674	69,069
Heidrick & Struggles International Inc	1,373	59,094
Heska Corp*	538	106,605
Innoviva Inc*	4,184	56,275
Inogen Inc*	1,194	73,801
Integer Holdings Corp*	2,197	198,763
Inter Parfums Inc	1,165	89,099
Invacare Corp*	2,727	21,816
J & J Snack Foods Corp	883	155,037
John B Sanfilippo & Son Inc	629	58,692
Kelly Services Inc*	2,377	61,018
Korn Ferry	3,492	228,412
Lannett Co Inc*	2,397	10,307
Lantheus Holdings Inc*	4,413	107,015
LeMaitre Vascular Inc	1,174	60,121
Luminex Corp	2,856	105,358
Magellan Health Inc*	1,559	146,842
Medifast Inc	695	230,914
MEDNAX Inc*	5,538	177,105
Meridian Bioscience Inc*	2,867	59,519
Merit Medical Systems Inc*	3,169	191,217
MGP Ingredients Inc	853	59,446
ModivCare Inc*	822	121,023
Monro Inc	2,226	138,769
Myriad Genetics Inc*	4,997	143,164
National Beverage Corp	1,539	76,842
Natus Medical Inc*	2,190	58,692
NeoGenomics Inc*,(a)	7,328	300,668
Omnicell Inc*,(a)	2,815	391,285

OraSure Technologies Inc*	4,421	42,486
Orthofix Medical Inc*	1,364	55,515
Owens & Minor Inc	4,502	201,284
Pacira BioSciences Inc*	2,858	173,395
The Pennant Group Inc*	1,684	57,711
Perdoceo Education Corp*	4,611	56,208
Phibro Animal Health Corp	1,453	40,960
Prestige Consumer Healthcare Inc*	2,853	142,279
Quanex Building Products Corp	2,375	63,246
RadNet Inc*	2,988	79,092
REGENXBIO Inc*	1,997	70,434
Rent-A-Center Inc	3,257	201,315
Resources Connection Inc	2,156	31,434
Select Medical Holdings Corp	6,976	279,528
Seneca Foods Corp*	442	20,438
The Simply Good Foods Co*	5,604	193,506
SpartanNash Co	2,603	54,585
Spectrum Pharmaceuticals Inc*	8,092	27,917
Supernus Pharmaceuticals Inc*	3,522	105,132
Surmodics Inc*	970	51,459
Tactile Systems Technology Inc*	1,362	73,235
Team Inc*	2,174	18,479
Tivity Health Inc*	2,501	65,526
TrueBlue Inc*	2,412	65,438
United Natural Foods Inc*	3,630	137,795
Universal Corp	1,631	91,401
US Physical Therapy Inc	855	99,488
USANA Health Sciences Inc*	735	77,719
Vanda Pharmaceuticals Inc*	3,820	67,576
Varex Imaging Corp*	2,748	68,947
Vector Group Ltd	8,486	116,683
Vericel Corp*	2,229	125,939
Viad Corp*	1,455	64,224
WD-40 Co	885	216,648
Xencor Inc*	3,632	139,687
Total Consumer, Non-Cyclical		11,811,226

Energy (4.19%)
Archrock Inc	8,479	78,007
Bonanza Creek Energy Inc	1,330	57,137
Bristow Group Inc*	749	20,433
Callon Petroleum Co*	2,796	107,562
CONSOL Energy Inc*	2,184	33,503
Core Laboratories NV	2,961	123,770
DMC Global Inc*	786	41,634
Dril-Quip Inc*	2,345	78,628
FutureFuel Corp	1,848	18,979
Green Plains Inc*	2,420	77,174
Helix Energy Solutions Group Inc*,#	9,162	47,917
Helmerich & Payne Inc	6,975	197,044
Laredo Petroleum Inc*	645	36,223
Matador Resources Co	6,418	196,648
Matrix Service Co*	1,945	21,201
Nabors Industries Ltd*	423	39,601
NOW Inc*	5,519	57,784
Oceaneering International Inc*	6,554	93,526
Oil States International Inc*	4,333	27,861
Par Pacific Holdings Inc*	2,639	36,735
Patterson-UTI Energy Inc	12,535	104,918
PBF Energy Inc*	6,616	106,782
PDC Energy Inc	6,453	272,446
Penn Virginia Corp*	964	18,586
ProPetro Holding Corp*	5,328	52,960
Range Resources Corp*	14,947	202,681
Renewable Energy Group Inc*	2,628	160,492
REX American Resources Corp*	401	38,508
RPC Inc*	3,687	18,103
SM Energy Co	7,033	139,957
Southwestern Energy Co*	38,772	200,451
SunCoke Energy Inc	5,463	41,136
Talos Energy Inc*	1,436	20,362
US Silica Holdings Inc*	5,269	54,060
Warrior Met Coal Inc	3,658	66,941
Total Energy		2,889,750

Financial (24.37%)
Banks (9.59%)
Allegiance Bancshares Inc	1,202	48,753
Ameris Bancorp	4,502	247,340
BancFirst Corp	1,006	69,384
The Bancorp Inc*	1,659	40,214
BankUnited Inc	5,511	263,371
Banner Corp	2,364	138,365

Cadence BanCorp	8,049	180,137
Central Pacific Financial Corp	2,032	56,307
City Holding Co	1,050	84,231
Columbia Banking System Inc	4,632	199,917
Community Bank System Inc	3,471	281,568
Customers Bancorp Inc*	2,063	78,085
CVB Financial Corp	8,520	188,974
Dime Community Bancshares Inc	1,639	56,890
Eagle Bancorp Inc	2,155	123,137
FB Financial Corp	2,073	86,755
First Bancorp	1,372	60,876
First BanCorp/Puerto Rico	14,114	180,518
First Commonwealth Financial Corp	6,398	96,930
First Financial Bancorp	6,297	160,385
First Hawaiian Inc	7,746	218,127
First Midwest Bancorp Inc	7,544	157,896
Flagstar Bancorp Inc	2,709	124,072
Great Western Bancorp Inc	3,661	122,497
Hanmi Financial Corp	2,228	46,743
Heritage Financial Corp	2,370	68,754
Hilltop Holdings Inc	4,320	160,488
HomeStreet Inc	1,518	68,340
Hope Bancorp Inc	8,287	126,791
Independent Bank Corp	2,204	179,868
Independent Bank Group Inc	2,447	192,701
Meta Financial Group Inc	2,085	110,526
National Bank Holdings Corp	2,037	80,665
NBT Bancorp Inc	2,917	113,734
OFG Bancorp	3,389	81,675
Old National Bancorp	11,042	210,350
Park National Corp	722	91,347
Preferred Bank	877	59,890
Renasant Corp	3,777	167,019
S&T Bancorp Inc	2,541	86,216
Seacoast Banking Corp of Florida#	3,573	132,451
ServisFirst Bancshares Inc	3,122	216,854
Simmons First National Corp	6,990	213,195
Southside Bancshares Inc	2,091	89,578
Tompkins Financial Corp	798	64,758
Triumph Bancorp Inc*	1,512	126,630
TrustCo Bank Corp NY	1,388	54,328
United Community Banks Inc	5,657	195,619
Veritex Holdings Inc	3,196	112,275
Walker & Dunlop Inc	1,944	197,394
Westamerica BanCorp	1,810	113,541
		6,626,459
Diversified Financial Service (1.70%)
B Riley Financial Inc	572	42,122
Blucora Inc*	3,171	54,985
Boston Private Financial Holdings Inc	5,474	83,916
Brightsphere Investment Group Inc	2,941	65,496
Encore Capital Group Inc*	1,980	91,654
Enova International Inc*	2,418	91,570
EZCORP Inc*	4,257	31,289
Greenhill & Co Inc	1,066	18,559
Mr Cooper Group Inc*	4,570	158,076
Piper Sandler Cos	918	117,008
PRA Group Inc*	3,048	118,659
StoneX Group Inc*	1,067	72,236
Virtus Investment Partners Inc	481	135,272
WisdomTree Investments Inc	7,365	49,346
World Acceptance Corp*	255	40,956
		1,171,144
Insurance (2.71%)
Ambac Financial Group Inc*	3,262	49,224
American Equity Investment Life Holding Co	5,555	169,428
AMERISAFE Inc	1,293	84,730
Assured Guaranty Ltd	4,953	235,911
eHealth Inc*	1,677	109,424
Employers Holdings Inc	1,968	83,050
Genworth Financial Inc*	24,545	103,089
HCI Group Inc#	459	36,977
Horace Mann Educators Corp	2,779	110,799
James River Group Holdings Ltd	2,043	71,342
NMI Holdings Inc*	5,506	133,190
Palomar Holdings Inc*	1,266	92,418
ProAssurance Corp	3,557	86,613
Safety Insurance Group Inc	941	80,089
SiriusPoint Ltd*	5,736	60,343
Stewart Information Services Corp	1,698	102,474
Trupanion Inc*	1,947	175,561
United Fire Group Inc	1,524	46,711
United Insurance Holdings Corp	1,680	9,475

Universal Insurance Holdings Inc	2,188	30,851
		1,871,699
Real Estate (8.35%)
Acadia Realty Trust	5,770	125,209
Agree Realty Corp	4,105	288,499
Alexander & Baldwin Inc	4,865	93,457
American Assets Trust Inc	3,246	118,641
Apollo Commercial Real Estate Finance Inc	8,591	134,449
Armada Hoffler Properties Inc	3,969	52,669
ARMOUR Residential REIT Inc	4,218	50,574
Brandywine Realty Trust	11,409	160,411
Capstead Mortgage Corp	6,776	43,705
CareTrust REIT Inc	6,403	149,062
Centerspace	832	59,230
Chatham Lodging Trust*	3,361	44,264
Community Healthcare Trust Inc	1,456	68,840
DiamondRock Hospitality Co*	13,438	130,080
Diversified Healthcare Trust	15,727	57,089
Easterly Government Properties Inc	5,311	110,097
Ellington Financial Inc	1,416	26,734
Essential Properties Realty Trust Inc	6,473	165,709
Four Corners Property Trust Inc	4,936	137,023
Franklin Street Properties Corp	6,376	32,773
The GEO Group Inc#	6,097	31,643
Getty Realty Corp	2,449	76,237
Global Net Lease Inc	5,985	116,947
Granite Point Mortgage Trust Inc	3,929	56,499
Hersha Hospitality Trust*	2,572	27,649
Independence Realty Trust Inc	6,510	111,191
Industrial Logistics Properties Trust	4,361	109,287
Innovative Industrial Properties Inc	1,475	265,839
Invesco Mortgage Capital Inc#	12,843	43,666
iStar Inc	4,883	82,083
Kite Realty Group Trust	5,604	118,805
KKR Real Estate Finance Trust Inc	1,729	36,966
Lexington Realty Trust	17,951	222,233
LTC Properties Inc	2,624	102,808
Mack-Cali Realty Corp	5,931	101,242
Marcus & Millichap Inc*	1,681	66,063
New York Mortgage Trust Inc	24,542	110,930
NexPoint Residential Trust Inc	1,473	76,360
Office Properties Income Trust	3,225	94,267
PennyMac Mortgage Investment Trust	6,332	124,107
RE/MAX Holdings Inc	1,277	44,708
Ready Capital Corp	2,655	40,409
Realogy Holdings Corp*	7,684	136,084
Redwood Trust Inc	7,449	82,907
Retail Opportunity Investments Corp	7,888	140,880
Retail Properties of America Inc	11,791	142,082
RPT Realty	5,757	73,402
Safehold Inc	946	66,315
Saul Centers Inc	843	37,471
SITE Centers Corp#	9,212	137,904
The St Joe Co	2,077	97,141
Summit Hotel Properties Inc*	6,976	67,039
Tanger Factory Outlet Centers Inc	6,168	108,125
Uniti Group Inc	15,491	168,232
Universal Health Realty Income Trust	828	57,298
Urstadt Biddle Properties Inc	2,141	39,137
Washington Real Estate Investment Trust	5,482	129,649
Whitestone REIT	2,910	24,095
Xenia Hotels & Resorts Inc*	7,607	147,652
		5,763,867
Savings&Loans (2.02%)
Axos Financial Inc*	3,322	157,496
Banc of California Inc	3,213	56,260
Berkshire Hills Bancorp Inc	3,076	85,359
Brookline Bancorp Inc	5,218	87,975
Capitol Federal Financial Inc	8,349	108,036
Investors Bancorp Inc	14,560	216,653
Northfield Bancorp Inc	3,099	52,466
Northwest Bancshares Inc	8,469	119,921
Pacific Premier Bancorp Inc	5,653	259,868
Provident Financial Services Inc	4,301	108,643
WSFS Financial Corp	2,661	141,592
		1,394,269

Total Financial		16,827,438

Industrial (17.65%)
AAON Inc	2,637	174,701
AAR Corp*	2,190	91,433
Advanced Energy Industries Inc	2,477	252,679

Aerojet Rocketdyne Holdings Inc	4,783	231,736
AeroVironment Inc*	1,474	161,595
Alamo Group Inc	650	100,217
Albany International Corp	2,054	183,525
American Woodmark Corp*	1,115	96,916
Apogee Enterprises Inc	1,741	66,175
Applied Industrial Technologies Inc	2,506	245,488
Applied Optoelectronics Inc*	1,515	12,468
ArcBest Corp	1,691	131,627
Arcosa Inc	3,115	197,803
Astec Industries Inc	1,504	103,069
Atlas Air Worldwide Holdings Inc*	1,748	130,978
AZZ Inc	1,735	92,805
Badger Meter Inc	1,884	180,054
Barnes Group Inc	3,125	166,938
Bel Fuse Inc	725	11,948
Benchmark Electronics Inc	2,427	75,116
Boise Cascade Co	2,535	167,285
Brady Corp	3,226	184,624
Chart Industries Inc*,(a)	2,330	340,040
CIRCOR International Inc*	1,426	53,660
Comfort Systems USA Inc	2,340	193,986
Comtech Telecommunications Corp	1,747	44,182
Dorian LPG Ltd*	2,072	29,443
DXP Enterprises Inc*	1,147	35,431
Echo Global Logistics Inc*	1,756	59,985
Encore Wire Corp	1,373	112,861
Enerpac Tool Group Corp	3,859	105,737
EnPro Industries Inc	1,372	126,210
ESCO Technologies Inc	1,684	159,374
Exponent Inc(a)	3,407	310,821
Fabrinet*	2,458	220,458
FARO Technologies Inc*	1,177	89,040
Federal Signal Corp	4,041	171,662
Forward Air Corp	1,815	175,855
Franklin Electric Co Inc	2,481	208,131
Gibraltar Industries Inc*	2,180	173,201
Granite Construction Inc	3,111	125,560
The Greenbrier Cos Inc	2,166	96,192
Griffon Corp	3,050	80,185
Harsco Corp*	5,252	117,750
Haynes International Inc	896	31,181
Heartland Express Inc	3,348	60,766
Hillenbrand Inc	4,854	221,342
Hub Group Inc*	2,241	156,444
Ichor Holdings Ltd*	1,611	90,635
Insteel Industries Inc	1,310	45,798
Itron Inc*	2,868	273,464
John Bean Technologies Corp	2,052	295,550
Kaman Corp	1,860	100,105
Knowles Corp*	6,051	124,288
Lindsay Corp	723	119,027
Lydall Inc*	1,255	45,657
Marten Transport Ltd	3,797	64,777
Materion Corp	1,352	106,605
Matson Inc	2,896	187,226
Matthews International Corp	2,048	80,015
Mesa Laboratories Inc	287	70,619
Moog Inc	1,898	171,200
Mueller Industries Inc	3,818	177,270
Myers Industries Inc	2,544	56,044
MYR Group Inc*	1,085	94,438
National Presto Industries Inc	360	36,511
O-I Glass Inc*	10,182	187,654
Olympic Steel Inc	587	20,985
OSI Systems Inc*	1,130	108,887
Park Aerospace Corp	1,578	24,333
Patrick Industries Inc	1,482	127,007
PGT Innovations Inc*	3,924	94,804
Plexus Corp*	1,863	184,083
Powell Industries Inc	713	24,499
Proto Labs Inc*,(a)	1,786	159,651
Raven Industries Inc	2,386	105,294
Saia Inc*,(a)	1,726	397,256
Sanmina Corp*	4,330	182,336
SPX Corp*	2,989	187,201
SPX FLOW Inc	2,726	187,085
Standex International Corp	817	81,406
Sturm Ruger & Co Inc	1,189	93,860
Tennant Co	1,234	102,101
TimkenSteel Corp*	2,857	43,284
Tredegar Corp	1,767	26,929
Trinseo SA	2,559	166,181

Triumph Group Inc*	3,587	68,942
TTM Technologies Inc*	6,638	100,566
UFP Industries Inc	3,958	314,740
US Concrete Inc*	1,136	64,741
US Ecology Inc*	1,822	72,206
Vicor Corp*	1,349	121,518
Watts Water Technologies Inc	1,776	241,358
Total Industrial		12,186,813

Technology (7.96%)
3D Systems Corp*,(a)	8,262	242,985
8x8 Inc*	6,972	164,191
Agilysys Inc*	1,424	72,325
Allscripts Healthcare Solutions Inc*	8,964	155,884
Axcelis Technologies Inc*	2,322	96,224
BM Technologies Inc*	317	4,073
Bottomline Technologies DE Inc*	2,588	96,739
CEVA Inc*	1,480	66,408
Cohu Inc*	2,793	103,955
Computer Programs and Systems Inc	894	28,939
CSG Systems International Inc	2,212	97,416
CTS Corp	2,147	82,123
Diebold Nixdorf Inc*	5,500	74,470
Digi International Inc*	2,028	38,451
Diodes Inc*	2,808	212,481
Donnelley Financial Solutions Inc*	1,960	58,428
DSP Group Inc*	1,647	25,891
Ebix Inc	1,594	43,676
ExlService Holdings Inc*	2,165	220,787
FormFactor Inc*	5,154	181,679
Insight Enterprises Inc*	2,270	237,170
Kulicke & Soffa Industries Inc	4,014	208,327
LivePerson Inc*	4,137	227,328
ManTech International Corp	1,815	157,923
MaxLinear Inc*	4,450	169,189
MicroStrategy Inc*	478	224,660
NextGen Healthcare Inc*	3,468	56,945
OneSpan Inc*	2,332	60,982
Onto Innovation Inc*	3,158	226,650
PDF Solutions Inc*	1,992	34,740
Photronics Inc*	4,101	55,528
Pitney Bowes Inc	9,991	83,725
Power Integrations Inc(a)	3,951	324,733
Progress Software Corp	2,859	127,426
Rambus Inc*	7,226	141,341
Simulations Plus Inc	871	45,971
SMART Global Holdings Inc*	942	44,651
SPS Commerce Inc*	2,361	221,603
Sykes Enterprises Inc*	2,611	109,453
Tabula Rasa HealthCare Inc*	1,408	60,840
TTEC Holdings Inc	1,178	127,707
Ultra Clean Holdings Inc*	2,695	151,809
Unisys Corp*	3,709	95,358
Veeco Instruments Inc*	3,502	83,418
Xperi Holding Corp	6,977	149,447
Total Technology		5,494,049

Utilities (1.49%)
American States Water Co	2,386	189,377
Avista Corp	4,542	205,889
California Water Service Group	3,304	187,799
Chesapeake Utilities Corp	1,162	133,119
Northwest Natural Holding Co	2,034	107,558
South Jersey Industries Inc	6,618	176,436
Unitil Corp	486	26,657
Total Utilities		1,026,835

Total Common Stock (Cost $40,574,647)		68,290,063

Right (0.00%)
Lantheus Holdings Inc (Cost $0)	6,190	-

Collateral Received for Securities on Loan (2.24%)
Mount Vernon Liquid Assets Portfolio (Cost $1,546,989)	1,546,989	1,546,989

Total Investments (Cost $42,161,636)(b) (101.17%)		$69,837,052
Other Net Assets (-0.17%)		(808,810)
Net Assets (100.00%)		$69,028,242

*	Non-income producing security.

#	Loaned security; a portion of the security is on loan at May 31, 2021

(a)	A portion of these shares have been pledged in connection with obligations for futures contracts.

(b)	Aggregate cost for federal income tax purpose is $42,147,852.

At May 31, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	$30,379,492
Unrealized depreciation	(2,690,292)
Net unrealized appreciation	$27,689,200

Because tax adjustments are calculated annually, the above tax figures reflect the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual and annual reports.

Futures contracts at May 31, 2021:

Contracts - $50 times premium / delivery month / commitment / exchange

Russell 2000 MINI	Notional Amount	Value	Unrealized Appreciation
6 / JUN 2021 / Long / CME	$672,835	$680,580	$7,745